PURCHASE ADVANCES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
PURCHASE ADVANCES, NET
Provision For Advances on Purchases	$ 6,105	¥ 41,919	¥ 62,556	¥ 381,436